Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee retirement and savings plan cost	$ 155	$ 138	$ 126
Closing stock price as of December 31, 2013	$ 103.22
Percentage of retirement and savings plan's assets invested in our company common stock	11.00%
Shares of retirement and savings plans invested in company's common stock	3.0
Percentage of the retirement and savings plan's assets invested in our common stock as compared to company's outstanding shares at year-end	2.00%
Number of shares of our common stock reserved for issuance under our defined contribution retirement savings plans	4.5
Combination of age and years necessary for retirement provision as related to our equity award program	65
Minimum age required for retirement eligibility as related to our equity award program	55
Minimum number of years of service for retirement eligibility as related to our equity award program	5
Employee service share based compensation tax benefit realized from exercise of stock options and restricted stock vesting	20	43	44
Common stock shares reserved for stock award plans	21.1
Weighted-average grant date fair value of restricted stock awards	$ 73.50	$ 85.29	$ 67.70
Fair value of shares vested	52	75	36
Outstanding intrinsic value of stock options	37
Weighted-average remaining contractual term, years	4 years
Exercisable stock options intrinsic value	17
Exercisable stock options weighted-average remaining contractual term, years	2 years 9 months 18 days
Total intrinsic value of stock options exercised	39	45	88
Cash received from stock options exercises	67	60	134
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares available for future grants if all grants are options	13.4
Common stock shares available for future grants if all grants are restricted shares	5.8
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Total compensation expense not yet recognized related to nonvested restricted stock	81
Compensation expense over a weighted-average period, years	1 year 10 months 24 days
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense not yet recognized related to nonvested restricted stock	$ 7
Compensation expense over a weighted-average period, years	1 year 9 months 18 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of year for stock options to vest	1
Number of years for stock options to expire	7 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of year for stock options to vest	3
Number of years for stock options to expire	10 years